Summary of Significant Accounting Policies (Details) - Schedule of loss per ordinary share - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Summary of Significant Accounting Policies (Details) - Schedule of loss per ordinary share [Line Items]
Net loss			$ (495,827)	$ (41,718)
Weighted average shares outstanding, basic and diluted			5,755,372	6,111,000
Basic and diluted net loss per ordinary share			$ (0.09)	$ (0.01)
Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) - Schedule of loss per ordinary share [Line Items]
Net loss	$ (35,544)	$ (21,345)
Weighted average shares outstanding, basic and diluted	5,477,208	6,111,000
Basic and diluted net loss per ordinary share	$ (0.01)	$ 0